EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment1 [Abstract]
Schedule of equipment

	Lab Equipment	Computer Equipment	Total
Cost	$	$	$
Balance as at March 31, 2024 - Restated - Note 2	490	196	686
Additions	—	26	26
Lab equipment write-down	(13)	—	(13)
Effect of foreign exchange	—	(12)	(12)
Balance as at March 31, 2025 - Restated - Note 2	477	210	687
Additions	—	188	188
Lab equipment disposal	(64)	—	(64)
Balance as at March 31, 2026	413	398	811

Accumulated Depreciation
Balance as at March 31, 2024 - Restated - Note 2	317	173	490
Depreciation charge	104	19	123
Lab equipment write-down	(13)	—	(13)
Effect of foreign exchange	—	(11)	(11)
Balance as at March 31, 2025 - Restated - Note 2	408	181	589
Depreciation charge	46	42	88
Lab equipment disposal	(61)	—	(61)
Balance as at March 31, 2026	393	223	616

Net book value as at March 31, 2025 - Restated - Note 2	69	29	98
Net book value as at March 31, 2026	20	175	195